Employees' Stock Option Plans (ESOP) - Additional Information (Details) $ / shares in Units, $ in Thousands, ₨ in Millions											12 Months Ended
	Mar. 30, 2021 shares	Feb. 01, 2021 shares	Jan. 13, 2021 shares	May 02, 2020 shares	Apr. 20, 2020 USD ($) shares	Apr. 20, 2020 INR (₨) shares	Jun. 22, 2019 shares	Feb. 20, 2018 USD ($) Installment	Feb. 20, 2018 INR (₨) Installment	Mar. 31, 2016 shares	Mar. 31, 2021 USD ($) shares $ / shares	Mar. 31, 2021 INR (₨) shares	Mar. 31, 2020 USD ($) shares $ / shares	Mar. 31, 2019 shares $ / shares	Apr. 01, 2018 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized											4,800,000,000		4,800,000,000
Number of shares outstanding											4,245,146,114		4,240,753,210
Treasury shares											15,514,732		18,239,356	20,324,982	10,801,956
Total granted											4,372,269	4,372,269	6,601,609	4,414,790
Fair value on the date of modification recognized as financial liability | $											$ 12,000		$ 8,000
Carrying value of liability towards cash settled share based payments | $											1,000		$ 6,000
2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares issued by secondary acquisition of shares							45,000,000
2019 Stock Ownership Program | Annual Grant Performance Based Restricted Stock Units (RSUs) | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total granted				148,434
Fair value of instruments eligibility for one time equity grants											1,350	₨ 100.0
2019 Stock Ownership Program | Annual Grant Performance Based Restricted Stock Units (RSUs) | Chief Operating Officer and Whole Time Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total granted				59,374
Fair value of instruments eligibility for one time equity grants											$ 500	₨ 40.0
2019 Stock Ownership Program | Annual Grant Performance Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period	will vest over three years
Total granted	106,000
2019 Stock Ownership Program | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized							50,000,000
Vesting period							3 years
2019 Stock Ownership Program | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period							1 year
2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Instruments average vesting period										4 years
Treasury shares											15,514,732		18,239,356
Number of shares earmarked for welfare activities of the employees											200,000		200,000
Weighted average exercise price, Exercised | $ / shares											$ 14.92		$ 10.49	$ 10.01
2015 Stock Incentive Compensation Plan | Annual Grant Performance Based Restricted Stock Units (RSUs) | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period											These RSUs will vest in line with the employment agreement based on achievement of certain performance targets.	These RSUs will vest in line with the employment agreement based on achievement of certain performance targets.
Fair value of instruments annual grant performance based RSU					$ 2,000	₨ 130.0
Total granted				192,964
2015 Stock Incentive Compensation Plan | Annual Grant Performance Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period					will vest over three years based on certain performance targets	will vest over three years based on certain performance targets
Total granted					11,133	11,133
2015 Stock Incentive Compensation Plan | Time Based Restricted Stock Units (RSUs) | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period								will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date.	will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date.
Total granted		25,775
Fair value of instruments eligibility annual equity grants								$ 440	₨ 32.5
Number of annual installments | Installment								3	3
2015 Stock Incentive Compensation Plan | Time Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period	will vest over four years		will vest over four years
Total granted	213,400		13,879
2015 Stock Incentive Compensation Plan | Restricted Stock Units and Employee Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period										will vest over 4 years
2015 Stock Incentive Compensation Plan | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized										24,038,883
Expected period to grant instruments										7 years
2015 Stock Incentive Compensation Plan | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected period to grant instruments										4 years
2011 Restricted Stock Units Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares outstanding										11,223,576
Incentive Units Cash Settled | Annual Grant of Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
cash settled options outstanding (net of forfeitures)											387,088		1,756,521
2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Exercised | $ / shares											$ 15.90